CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 45,925	$ 7,060	¥ (37,018)	¥ 64,356
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	22,673	3,485	24,997	45,690
Share-based compensation expense	4,640	713	7,828	50,117
Bad debt provision	5,090	782	1,727	42,960
Foreign exchange loss (gain), net	522	80	(84)	183
Impairment loss	0	0	22,402	162,351
Deferred income tax	(2,127)	(327)	1,030	(128,818)
Disposal (gain) from subsidiaries	(38,145)	(5,863)	0	(343,912)
Disposal loss from property and equipment	90	14	534	536
Interest expense	0	0	0	56,549
Loss from equity method investment	16	2	10	0
Income on reconsolidation of previously deconsolidated entities	0	0	0	(14,127)
Changes in operating assets and liabilities:
Accounts receivable	(10,272)	(1,579)	(2,298)	(3,513)
Prepaid and other current assets	20,090	3,088	510	(18,203)
Amounts due from related parties	1,523	234	24	933
Other non-current assets	(5,754)	(884)	(189)	(625)
Accounts payable	4,297	660	(1,653)	(1,925)
Accrued and other liabilities	(38,071)	(5,851)	2,605	34,400
Income tax payable	10,764	1,654	3,512	6,902
Deferred revenue	3,386	520	(6,402)	8,800
Amounts due to related parties	(4,232)	(650)	0	(2,773)
Other non-current liabilities	(205)	(32)	0	0
Net cash (used in) provided by operating activities	20,210	3,106	17,535	(40,119)
Cash flows from investing activities
Purchase of available-for-sale investments	(241,200)	(37,072)	(442,790)	(216,860)
Proceeds from available-for-sale investments	284,363	43,706	373,917	114,570
Purchase of held-to-maturity investments	(558,730)	(85,875)	(651,470)	(527,870)
Maturity and proceeds from held-to-maturity investments	530,430	81,526	738,560	376,080
Maturity of term deposits	0	0	1,150	9,850
Prepayment for acquisition of property	0	0	(71,024)	0
Purchase of property and equipment	(7,745)	(1,190)	(7,442)	(7,612)
Prepayment for leasehold improvement	(13,325)	(2,048)	(3,854)	(4,265)
Proceeds from disposal of property and equipment	0	0	0	943
Purchase of intangible assets	(1,110)	(171)	(1,225)	0
Purchase of subsidiaries (including cash payment in relation to prior acquisitions), net of cash acquired	(833)	(128)	0	(14,000)
Prepayment for purchase of minority interest	(4,504)	(692)	0	0
Purchase of other non-current assets	(640)	(98)	(1,040)	0
Proceed from disposal of subsidiaries, net of cash balance at disposed entities	(4,309)	(662)	0	287,378
Proceed from transferring financial assets	0	0	0	40,000
Purchase of minority interest	(798)	(123)	0	0
Long-term loan receivables	(42,677)	(6,559)	0	0
Net cash provided by (used in) investing activities	(61,078)	(9,386)	(65,218)	58,214
Cash flows from financing activities
Proceeds from minority shareholder capital injection	0	0	796	163
Proceeds from issuing convertible loan	0	0	0	50,000
Proceeds from short-term borrowings	0	0	0	2,300
Proceeds from long-term borrowings	39,205	6,026	0	0
Repayments of short-term borrowings	0	0	(2,300)	(39,633)
Net cash provided by (used in) financing activities	39,205	6,026	(1,504)	12,830
Changes in cash, cash equivalents and restricted cash included in assets held for sale	0	0	0	38,063
Effects of exchange rate changes on cash, cash equivalents and restricted cash	66	10	84	(2,968)
Net change in cash, cash equivalents and restricted cash	(1,597)	(244)	(49,103)	66,020
Cash, cash equivalents and restricted cash at beginning of year	199,250	30,624	248,353	182,333
Cash, cash equivalents and restricted cash at end of year	197,653	30,380	199,250	248,353
Supplemental disclosure of cash flow information
Income tax paid	(932)	(143)	(1,639)	(1,659)
Interest paid	0	0	(115)	(14,316)
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	0	0	0	70,146
Waiver of receivables in connection with disposal of subsidiaries	0	0	0	18,195
Derecognition of assets other than cash of disposed subsidiary	25,152	3,866	0	0
Derecognition of liabilities of disposed subsidiary, net of recognized amount due to the disposed subsidiary	67,606	10,391	0	0
Contingent consideration of purchase of subsidiary	¥ 6,766	$ 1,040	¥ 0	¥ 0